Income Taxes (Tables)	12 Months Ended
Dec. 28, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income/(loss) before income taxes and the provision for/(benefit from) income taxes, consisted of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Income/(loss) before income taxes:
United States	$796	$(10,305)	$3,811
International	1,865	(1,016)	1,639
Total	$2,661	$(11,321)	$5,450

Provision for/(benefit from) income taxes:
Current:
U.S. federal	$466	$444	$765
U.S. state and local	116	134	(47)
International	439	322	295
	1,021	900	1,013
Deferred:
U.S. federal	(209)	(1,843)	(6,590)
U.S. state and local	(7)	(121)	97
International	(77)	(3)	(2)
	(293)	(1,967)	(6,495)
Total provision for/(benefit from) income taxes	$728	$(1,067)	$(5,482)

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate on income/(loss) before income taxes differed from the U.S. federal statutory tax rate for the following reasons:

	December 28, 2019	December 29, 2018	December 30, 2017
U.S. federal statutory tax rate	21.0%	21.0%	35.0%
Tax on income of foreign subsidiaries	(7.5)%	3.4%	(4.8)%
Domestic manufacturing deduction	—%	—%	(1.5)%
U.S. state and local income taxes, net of federal tax benefit	1.1%	1.6%	1.1%
Audit settlements and changes in uncertain tax positions	1.3%	(0.3)%	(0.2)%
U.S. Tax Reform discrete income tax benefit	—%	0.5%	(129.0)%
Global intangible low-taxed income	1.8%	(0.5)%	—%
Goodwill impairment	9.3%	(15.1)%	—%
Wind-up of non-U.S. pension plans	—%	(0.4)%	—%
Losses/(gains) related to acquisitions and divestitures	1.0%	0.1%	—%
Movement of valuation allowance reserves	1.3%	—%	—%
Other	(1.9)%	(0.9)%	(1.2)%
Effective tax rate	27.4%	9.4%	(100.6)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that gave rise to deferred income tax assets and liabilities consisted of the following (in millions):

	December 28, 2019	December 29, 2018
Deferred income tax liabilities:
Intangible assets, net	$11,230	$11,571
Property, plant and equipment, net	773	735
Other	252	410
Deferred income tax liabilities	12,255	12,716
Deferred income tax assets:
Benefit plans	(112)	(172)
Other	(474)	(470)
Deferred income tax assets	(586)	(642)
Valuation allowance	112	81
Net deferred income tax liabilities	$11,781	$12,155

Schedule of Unrecognized Tax Benefits Roll Forward
The changes in our unrecognized tax benefits were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Balance at the beginning of the period	$387	$408	$389
Increases for tax positions of prior years	28	9	2
Decreases for tax positions of prior years	(39)	(81)	(35)
Increases based on tax positions related to the current year	60	74	135
Decreases due to settlements with taxing authorities	(20)	(3)	(59)
Decreases due to lapse of statute of limitations	(10)	(10)	(24)
Reclassified to liabilities held for sale	—	(10)	—
Balance at the end of the period	$406	$387	$408